Transactions with related parties - Unaudited condensed consolidated statements of comprehensive income (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Related Party Transaction [Line Items]
Vessel operating expenses	$ 2,602	$ 2,441
General and administrative expenses (d)	3,360	3,607
Capital Executive and or CSM Managers [Member]
Related Party Transaction [Line Items]
Vessel operating expenses	2,602	2,441
CSM and CGP [Member]
Related Party Transaction [Line Items]
General and administrative expenses (d)	$ 1,033	$ 1,041